Financial debt - Maturities of long-term debt (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 1,460,405	$ 1,488,208	$ 1,544,807
2022 [Member]
Disclosure of financial debt [Line Items]
Non-current portion of non-current borrowings	$ 1,460,405